Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Noncurrent [Abstract]
Non-current operating lease liabilities	$ 141	$ 148
Contingent consideration on business combinations	31	70
Other long-term employee benefits	81	90
Long-term liabilities related to public funding	51	44
Long-term advances from customers	73
Derivative instruments	4
Others	73	64
Total	$ 454	$ 416